Earnings Per Share	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 2. EARNINGS PER SHARE

For the quarters ended September 30, 2013 and 2012, basic earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated to give effect to all dilutive securities, using the treasury stock method.

The following table sets forth the reconciliation of basic and diluted earnings per share for the quarters ended September 30, 2013 and 2012:

	Quarters Ended September 30,
(shares in millions)	2013	2012
Denominator for Basic Earnings per Share	214.0	221.9
Effect of Dilutive Securities:
Stock Options	2.1	1.1
Restricted Stock Awards, Restricted Stock Units and Performance Stock Units	1.3	1.4

Denominator for Diluted Earnings per Share – Adjusted for Dilutive Securities	217.4	224.4

The potentially dilutive stock options, restricted stock awards, restricted stock units and performance stock units that would have been antidilutive for the quarters ended September 30, 2013 and 2012 were 1.4 million and 7.7 million, respectively.

Basic and diluted earnings per share amounts are computed independently in the unaudited condensed consolidated statements of income. Therefore, the sum of per share components may not equal the per share amounts presented.

In February 2012, we announced that our Board of Directors had approved a share repurchase program authorizing the repurchase of up to $500 million of our common stock through open market and private transactions. The cost of repurchased shares is included in treasury stock and reported as a reduction in total equity when a repurchase occurs. This share repurchase program was completed in June 2013. Under this program, we repurchased a total of 15.3 million shares of our common stock for an aggregate of $500 million (excluding commissions and fees). In August 2013, we announced that our Board of Directors had approved a new share repurchase program authorizing the repurchase of up to $750 million of our common stock. Under this program, we are authorized to repurchase our shares in open market and private transactions through December 2015. During the quarter ended September 30, 2013, we purchased a total of 3.3 million shares under this program for an aggregate of $121 million (excluding commissions and fees). We expect to continue to manage the pace of repurchases under this program based on market conditions and other relevant factors, and we currently intend to complete approximately $500 million of repurchases authorized by this program in fiscal 2014.

NOTE 4. EARNINGS PER SHARE

For the fiscal years ended June 30, 2013, 2012 and 2011, basic earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding during the year. Diluted earnings per common share is calculated to give effect to all dilutive securities, using the treasury stock method.

The following table sets forth the reconciliation of basic and diluted earnings per share for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
(shares in millions)	2013	2012	2011
Denominator for Basic Earnings per Share	221.2	223.7	222.8
Effect of Dilutive Securities:
Stock Options	1.6	0.9	0.9
Restricted Stock Awards, Restricted Stock Units and Performance Stock Units	1.2	1.4	1.4

Denominator for Diluted Earnings per Share – Adjusted for Dilutive Securities	224.0	226.0	225.1

The table below provides a summary of the securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented. Antidilutive securities were as follows for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
(shares in millions)	2013	2012	2011
Number of Securities	5.1	9.2	8.8
Weighted Average Exercise Price	$31.27	$30.31	$31.79

Basic and diluted per share amounts are computed independently in the consolidated statements of income. Therefore, the sum of per share components may not equal the per share amounts presented.

In February 2012, we announced that our Board of Directors had approved a share repurchase program authorizing the repurchase of up to $500 million of our common stock through open market and private transactions. This share repurchase program was completed in June 2013. Under this program, we repurchased a total of 11.4 million shares of our common stock for an aggregate of $400 million (excluding commissions and fees) during the fiscal year ended June 30, 2013 and a total of 15.3 million shares of our common stock for an aggregate of $500 million (excluding commissions and fees) as of June 30, 2013. In August 2013, we announced that our Board of Directors had approved a new share repurchase program authorizing the repurchase of up to $750 million of our common stock. Under this program, we are authorized to repurchase our shares in open market and private transactions through December 2015. We expect to manage the pace of repurchases under this program based on market conditions and other relevant factors, and we currently intend to complete approximately $500 million of repurchases authorized by this program in fiscal 2014.